EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ 135	€ (691)	€ 221
(Losses)/Gains on remeasurement of defined benefit plans, tax	(30)	168	(52)
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	105	(523)	169
(Losses)/Gains on cash flow hedging instruments, before tax	120,314	(86,810)	(26,284)
(Losses)/Gains on cash flow hedging instruments, tax	(33,674)	23,610	6,403
(Losses)/Gains on cash flow hedging instruments, net of tax	86,640	(63,200)	(19,881)
Exchange differences on translating foreign operations, before tax	(20,444)	12,248	(6,323)
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	(20,444)	12,248	(6,323)
Total other comprehensive income/(loss)	100,005	(75,253)	(32,386)
Total other comprehensive (loss)/income, tax	(33,704)	23,778	6,351
Total other comprehensive income/(loss), net of tax	€ 66,301	€ (51,475)	€ (26,035)